Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs and expenses:
Research and development	$ 14,574	[1]	$ 12,541	[1]	$ 11,649	[1]	$ 6,854	[1]	$ 6,880	[1]	$ 7,138	[1]	$ 6,335	[1]	$ 4,409	[1]	$ 45,618	$ 24,762	$ 6,989
General and administrative	5,535	[2]	4,081	[2]	2,881	[2]	2,422	[2]	3,521	[2]	2,224	[2]	972	[2]	715	[2]	14,919	7,432	1,148
Total cost and expenses	20,109		16,622		14,530		9,276		10,401		9,362		7,307		5,124		60,537	32,194	8,137
Loss from operations	(20,109)		(16,622)		(14,530)		(9,276)		(10,401)		(9,362)		(7,307)		(5,124)		(60,537)	(32,194)	(8,137)
Other (income) expense:
Interest income	(43)	[3]	(31)	[3]	(11)	[3]	(9)	[3]	(5)	[3]	(5)	[3]	(8)	[3]	(12)	[3]	(94)	(30)	(17)
Interest expense	249	[4]	272	[4]	6	[4]	3	[4]	(4)	[4]	3	[4]	5	[4]	5	[4]	530	9	2,099
Expense to mark warrants to market					1,774		1,297		1,272		32		11		109		3,071	1,424	62
Net loss	(20,315)		(16,863)		(16,299)		(10,567)		(11,664)		(9,392)		(7,315)		(5,226)		(64,044)	(33,597)	(10,281)
Preferred stock accretion					(129)		(181)		(174)		(173)		(172)		(170)		(310)	(689)	(174)
Net loss attributable to common shareholders	$ (20,315)		$ (16,863)		$ (16,428)		$ (10,748)		$ (11,838)		$ (9,565)		$ (7,487)		$ (5,396)		$ (64,354)	$ (34,286)	$ (10,455)
Net loss per share attributable to common shareholders, basic and diluted	$ (0.98)		$ (0.81)		$ (4.72)		$ (6.60)		$ (7.38)		$ (6.14)		$ (4.81)		$ (3.46)		$ (5.47)	$ (21.84)	$ (6.74)
Weighted-average common shares used to compute net loss per share attributable to common shareholders, basic and diluted	20,832,475		20,818,794		3,482,340		1,628,976		1,604,490		1,557,643		1,557,643		1,557,643		11,768,267	1,569,583	1,552,276

[1]	Research and development expenses in the quarters ending December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 include medical affairs expenses previously reported as administrative expenses in the amounts of $254, $1,595, $1,673 and $1,618, respectively.
[2]	Administrative expenses in the quarter ended December 31, 2013 include $650 of additional legal and professional fees, incurred primarily in support of our product development, $219 of additional consulting fees in support of medical communications and $174 of additional non-cash option expense to mark to market certain stock options recorded as liabilities.
[3]	Interest income in the quarters ended September 30, 2014 and December 31, 2014 include interest income on invested surplus cash.
[4]	Interest expense in the quarters ended September 30, 2014 and December 31, 2014 include interest expense related to the MidCap Credit Facility initiated in July 2014 (see note 6 above).